Financial Risk Management - Summary of Exposure to Foreign Currency Risk (Detail)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 AUD ($)
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank			$ 50,149,959			$ 94,932,968
Short term investment			$ 62,284,779			$ 20,086,308
Currency Risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory [line items]
Cash in bank	$ 10,472,161	€ 1,872,038		$ 16,024,380	€ 64,516,106
Short term investment	12,500,366	0		0	0
Forward contract	0	18,528,000		0	0
Trade and other receivables	0	0		27,456	5,439,790
Trade and other payables	$ (1,777,611)	€ (25,164)		$ (370,607)	€ (3,006,610)